Summary of significant accounting policies - Property, Plant and Equipment (Details)	3 Months Ended
Mar. 31, 2014
Minimum
Property, Plant and Equipment [Line Items]
Useful life - years	3 years
Maximum
Property, Plant and Equipment [Line Items]
Useful life - years	15 years